Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Trade accounts payable and accrued liabilities		$ 4,207	$ 2,510
Income tax		50
Other accruals1	[1]	2,602	1,874
Accounts payable to related parties (note 20)		208	144
Total		$ 7,067	$ 4,528

[1]	– As at December 31, 2021, other accruals consists of taxes payable of $1,993 (2020 - $1,449) and accrued salaries of $609 (2020 - $425).